UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

[X] Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2020 to December 31, 2020

January 12, 2021
Date of Report

Amherst Pierpont Commercial Mortgage Securities LLC
(Exact name of securitizer as specified in its charter)

025‐04503	0001772643
(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

Ken Dinovo, Vice President, (646) 776-7700
(Name and telephone number, including area code, of the person to contact in connection with this filing)

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  [_]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  [_]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  [X]

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure
Pursuant to Rule 15Ga-1(c)(2), Amherst Pierpont Commercial Mortgage Securities LLC has indicated by check mark that there is no activity for the annual period.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: January 12, 2021

AMHERST PIERPONT COMMERCIAL MORTGAGE SECURITIES LLC (Securitizer)

By:	/s/ Ken Dinovo
Name: Ken Dinovo
Title: Vice President